Annual Fund Operating Expenses - Resource - Invesco Government and Agency Portfolio - Resource Class	Dec. 18, 2020
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.16%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.31%